Income Taxes (Details) - Schedule of federal statutory income tax rate - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of federal statutory income tax rate [Abstract]
Income tax at statutory rate			$ (1,531)	$ (1,134)
Foreign rate differential			(37)	(77)
Change in valuation allowance			1,588	15,104
Share-based compensation expense				85
Prior year true-ups			119	(13,371)
Other differences			(135)	(607)
Provision for income taxes		$ 4	$ 4